Investment Strategy	Apr. 30, 2026
SHELTON TACTICAL CREDIT FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in various credit-related instruments. “Credit-related instruments” are debt securities, instruments and obligations of U.S. and non-U.S. governments, non-governmental and corporate entities and issuers, and include (i) debt issued by or on behalf of states, territories, and possessions of the United States, (ii) U.S. and non-U.S. corporate bonds, notes and other debentures, (iii) securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (iv) sovereign debt, including emerging markets debt (v) zero coupon securities, (vi) collateralized debt and loan obligations, (vii) senior secured floating rate and fixed rate loans or debt, (viii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, and (ix) derivatives with similar economic characteristics. The Fund may invest up to 100% of its net assets in any one of the categories of instruments included in the preceding sentence. The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in debt securities of any maturity and credit quality, including securities that are rated at the time of investment below investment grade (that is, securities rated below the Baa3/BBB- categories by nationally recognized securities rating organizations or, if unrated, determined to be of comparable quality by Shelton), commonly referred to as “junk bonds.”

The Fund is managed as a total return fund, employing a “credit long/short” investment strategy. Shelton makes assessments across the fixed income markets that include analyses of asset classes, economic sectors, individual credits, and security selection in order to identify undervalued securities and overlooked market opportunities, as well as to attempt to take advantage of certain arbitrage opportunities. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Fund may take short positions in U.S. Treasuries, treasury futures, corporate bonds, credit default and/or interest rate swaps, exchange-traded funds (“ETFs”), non-U.S. bonds, equities and equity-related instruments, and options. The Fund’s investment strategy involves active and frequent trading.

The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions. The Fund may use ETFs and derivatives, such as options, futures contracts, forward currency contracts and swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps), both for hedging purposes and to seek investment returns consistent with the Fund’s investment objective.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in various credit-related instruments.
Shelton International Select Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund primarily invests, under normal market conditions, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth. The Fund invests its assets in equity securities of non-U.S. companies located in countries with developed markets but may also invest in companies domiciled in emerging markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a universe of stocks listed within the MSCI All-Country World ex USA index, the MSCI All-Country World ex USA Small Cap Index, and non-U.S. equities with market capitalizations comparable to those two indices. The Fund ordinarily invests in no fewer than three different countries outside the U.S. The Fund may invest a lesser amount of its assets in securities of non-U.S. companies when market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies.

The Fund’s investments in equity securities may include common and preferred stock, convertible preferred stock, warrants and rights. Additionally, in unusual or extreme market conditions, the manager may choose to hedge general market exposures. This may be done primarily with the use of certain ETF’s that create either long or short exposure to the desired market segment.

The Fund’s investments are based on a principles-based investment philosophy, and the Fund seeks to invest in businesses it believes are overall beneficial to society, and in the first instance considers potential investments on that basis. Our criteria for such businesses are that they offer products and services that improve the lives of their customers, and of people in the communities in which they operate, and to exhibit responsible management practices. These practices may include dealings with customers, suppliers, employees, and the environment. Additionally, special care is taken when investing in companies in countries that have controversial governments and may involve the avoidance of some industries in certain countries or some countries altogether. There is no guarantee that the investment team will be able to successfully screen out all companies that are inconsistent with its ethical standards.

With this perspective in mind, we apply a three-stage investment process to construct a portfolio with consistent returns with an appropriate level of risk.

Classification: The team classifies companies in our investment universe according to different characteristics: what industry they belong to, where they are in their life-cycle, and what part of the world they are from. This classification guides the analysis of each company, focusing on the aspects of a company most relevant to future performance

Analysis: With these qualities in mind the team uses data science and machine learning to conduct a deeper dive into each candidate firm to determine the investment merit, suitability for the portfolio, and pertinent risk factors.

Portfolio Construction: We view the portfolio as a whole, adjusting, including or excluding positions in order to provide the greatest exposure to stocks with sustainable performance, while minimizing exposure to systematic risks such as interest rates, currency rate volatility, or the economic cycle.

The Fund may invest in equity index futures contracts when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets.

Strategy Portfolio Concentration [Text]	The Fund primarily invests, under normal market conditions, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth.
SHELTON EMERGING MARKETS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund primarily invests, under normal market conditions, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in a combination of equity securities of foreign (i.e., non-U.S.) companies in “Emerging Markets” with a suitable potential for earnings growth. “Emerging Markets” for this purpose are markets included in MSCI Emerging Markets Index (the “Index”). The Fund invests its assets in equity securities of non-U.S. companies located in countries with emerging markets but may also invest in companies domiciled in developed markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in a universe of stocks listed within the MSCI Emerging Markets Index. In determining whether an issuer not included in the Index is within the geographies represented as emerging markets by the Index, the Advisor may consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. The Fund will normally invest in the securities of approximately 30 to 50 issuers.

The Fund’s investments in equity securities may include common and preferred stock, convertible preferred stock, warrants and rights. Additionally, in unusual or extreme market conditions, the manager may choose to hedge general market exposures. This may be done primarily with the use of certain ETF’s that create either long or short exposure to the desired market segment.

The Fund’s investments are based on a principles-based investment philosophy, and the Fund seeks to invest in businesses it believes are overall beneficial to society, and in the first instance considers potential investments on that basis. Our criteria for such businesses are that they offer products and services that improve the lives of their customers, and of people in the communities in which they operate, and to exhibit responsible management practices. These practices may include dealings with customers, suppliers, employees, and the environment. Additionally, special care is taken when investing in companies in countries that have controversial governments and may involve the avoidance of some industries in certain countries or some countries altogether. There is no guarantee that the investment team will be able to successfully screen out all companies that are inconsistent with its ethical standards.

With this perspective in mind, we apply a three-stage investment process to construct a portfolio with consistent returns with an appropriate level of risk.

Classification: The team classifies companies in our investment universe according to different characteristics: what industry they belong to, where they are in their life-cycle, and what part of the world they are from. This classification guides the analysis of each company, focusing on the aspects of a company most relevant to future performance.

Analysis: With these qualities in mind the team uses data science and machine learning to conduct a deeper dive into each candidate firm to determine the investment merit, suitability for the portfolio, and pertinent risk factors.

Portfolio Construction: We view the portfolio as a whole, adjusting, including or excluding positions in order to provide the greatest exposure to stocks with sustainable performance, while minimizing exposure to systematic risks such as interest rates, currency rate volatility, or the economic cycle.

The Fund may invest in equity index futures contracts when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets.

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund’s securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

Strategy Portfolio Concentration [Text]	The Fund primarily invests, under normal market conditions, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in a combination of equity securities of foreign (i.e., non-U.S.) companies in “Emerging Markets” with a suitable potential for earnings growth.
Shelton Equity Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks a high level of current income by investing primarily in income-producing equity securities. The Fund will also consider the potential for price appreciation when consistent with seeking current income. In order to meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. The Fund currently considers “medium U.S. corporations” to be those included in the S&P MidCap 400 Index at the time of purchase, and “large U.S. corporations” to be those with market capitalizations that are larger than those included in the S&P MidCap 400 Index at the time of purchase. As of March 31, 2026, medium corporations included in the S&P MidCap 400 Index range from $1.7 billion to $27.7 billion in market capitalization. It is the Fund’s policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. The Fund’s policy of investing in common stocks may not be changed unless Fund shareholders are given at least 60 days prior notice. Shelton, the investment advisor to the Fund, seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objective, such as when Shelton believes such securities have income producing potential, a potential for capital appreciation or value potential.

When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton may allow all or a portion of the stock to be sold or “called away” by the option buyer. Shelton may sell portfolio securities for a variety of reasons, including when it believes that securities are no longer consistent with the Fund’s investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts to keep the net assets of the Fund fully invested in the equity markets in circumstances when the Fund is holding treasury bills, money market instruments, similar investments or cash in the portfolio. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Strategy Portfolio Concentration [Text]	It is the Fund’s policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks.
ICON EQUITY INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses quantitative methodology to identify securities ICON believes are underpriced relative to value. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. To manage the risk of holding equity securities, the Fund may write call options or purchase put options on securities or securities indexes.

The Fund may invest up to 25% of its assets in a single industry. The Fund may also invest in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in securities with a lower rating by both S&P and Moody’s.

ICON’s quantitative methodology calculates intrinsic value using average earnings per share, future earnings growth estimates, beta, and bond yield. This calculated intrinsic value for each individual stock is aggregated by industry and sector which enables ICON to identify value opportunities within industries and sectors. ICON then employs a tactical, rotation-based process that tilts the Fund toward industries and sectors ICON believes will outperform.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. In general, the Fund will sell securities in industries ICON believes are overpriced and buy securities in industries we believe are underpriced. We believe ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers.

The Fund will not change its principal investment strategy without providing shareholders at least 60 days’ notice.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies.
ICON FLEXIBLE BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a valuation methodology to identify securities ICON Advisors, Inc. (“ICON”), the Fund’s investment sub-advisor, believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated fixed income products. These include corporate bonds, notes and debentures, and closed-end funds that invest at least 80% of their assets in fixed income securities, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 35% of its assets in securities with a lower rating by both S&P and Moody’s. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.

Strategy Portfolio Concentration [Text]	It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated fixed income products.
ICON EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a quantitative methodology to identify securities ICON Advisors, Inc. (“ICON”) the Fund’s investment sub-advisor, believes are underpriced relative to value. Normally the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. To manage the risk of holding equity securities, the Fund may write call options or purchase put options on securities or securities indexes.

ICON’s quantitative methodology calculates intrinsic value using average earnings per share, future earnings growth estimates, beta, and bond yield. This calculated intrinsic value for each individual stock is aggregated by industry and sector which enables ICON to identify value opportunities within industries and sectors. ICON then employs a tactical, rotation-based process that tilts the Fund toward industries and sectors ICON believes will outperform.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell securities in industries ICON believes are overpriced and buy securities in industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. We believe ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

The Fund may short securities and may also purchase exchange traded funds, including leveraged and inversed exchange-traded funds (“ETFs”). Leveraged ETFs seek to deliver multiples of the performance of the index or benchmark they track. Inverse ETFs (also called “short” funds) seek to deliver the opposite of the performance of the index or benchmark they track. Like traditional ETFs, some leveraged and inverse ETFs track broad indices, some are sector-specific, and others are linked to commodities, currencies, or some other benchmark.

Strategy Portfolio Concentration [Text]	Normally the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S.
ICON CONSUMER SELECT FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a quantitative methodology to identify securities ICON Advisers, Inc. (“ICON”) the Fund’s investment sub-advisor believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary, Consumer Staples and Financial sectors (as determined by the Global Industry Classification Standard). There is no minimum or maximum with respect to the amount the Fund may invest in any particular sector.

The Consumer Discretionary sector includes, but is not limited to: Apparel Retail, Apparel, Accessories & Luxury Goods, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Casinos & Gaming, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishings, Home Improvement Retail, Homebuilding, Homefurnishing Retail, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet & Direct Marketing Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber.

The Consumer Staples sector includes, but is not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco.

The Financial Sector includes, but is not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Financial Exchanges & Data, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITS, Multi-line Insurance, Multi-sector Holdings, Other Diversified Financial Services, Property & Casualty Insurance, Regional Banks, Reinsurance, Specialized Finance, and Thrifts & Mortgage Finance. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

For these purposes “consumer select” generally includes, but is not limited to, financial firms which interact with and are affected by consumers, such as asset management and custody banks, consumer finance, diversified banks, diversified capital markets, financial exchanges and data, insurance brokers, investment banking and brokerage, life and health insurance, mortgage REITs, multi-line insurance, multi-sector holdings, other diversified financial services, property and casualty insurance, regional banks, reinsurance, specialized finance, and thrifts and mortgage finance, as well as issuers in the Consumer Discretionary and Consumer Staples sectors.

This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

ICON’s quantitative methodology calculates intrinsic value using average earnings per share, future earnings growth estimates, beta, and bond yield. This calculated intrinsic value for each individual stock is aggregated by industry and sector which enables ICON to identify value opportunities within industries and sectors. ICON then employs a tactical, rotation-based process that tilts the Fund toward industries and sectors ICON believes will outperform.

Strategy Portfolio Concentration [Text]	It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary, Consumer Staples and Financial sectors (as determined by the Global Industry Classification Standard).
ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a quantitative methodology to identify securities ICON Advisers, Inc. (“ICON”) the Fund’s investment sub-advisor believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund considers Natural Resources and/or Infrastructure focused, which are companies in the Energy, Industrials, Materials and Utilities sectors (as determined by the Global Industry Classification Standard) and otherwise described below. There is no minimum or maximum with respect to the amount the Fund may invest in any particular sector.

The Energy sector includes, but is not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, Oil & Gas Refining & Marketing, and Oil & Gas Storage & Transportation.

The Industrials sector includes, but is not limited to: Aerospace & Defense, Agricultural & Farm Machinery, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction Machinery & Heavy Trucks, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking.

The Materials sector includes, but is not limited to: Specialty Chemicals, Paper Products, Paper Packaging, Metal & Glass Containers, Silver, Diversified Metals & Mining, Construction Materials, Industrial Gases, Steel, Gold, Fertilizers & Agricultural Chemicals, Forest Products, Commodity Chemicals, Precious Metals & Minerals, Diversified Chemicals, Copper, and Aluminum.

The Utilities sector includes, but is not limited to: Electric Utilities, Gas Utilities, Multi-Utilities, Water Utilities, Independent Power Producers & Energy Traders, and Renewable Electricity.

This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

ICON’s quantitative methodology calculates intrinsic value using average earnings per share, future earnings growth estimates, beta, and bond yield. This calculated intrinsic value for each individual stock is aggregated by industry and sector which enables ICON to identify value opportunities within industries and sectors. ICON then employs a tactical, rotation-based process that tilts the Fund toward industries and sectors ICON believes will outperform.

The Fund invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While ICON typically seeks to anchor the Fund’s assets in the United States, the Fund may also invest in foreign securities. Exposure to companies in any one particular foreign country typically is less than 20% of the Fund’s total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining whether to buy or sell a security, ICON identifies industries, sectors and countries that our methodology suggests are underpriced relative to our calculation of intrinsic value. In determining whether to buy or sell a security, the Fund may consider various other factors, including whether the security has sufficiently exceeded ICON’s calculation of the security’s intrinsic value price, whether a value-oriented company has failed to actualize that value, the effect of commodity price trends on certain holdings, the relative strength of the security in the industry, sector or market in general, or whether a company has experienced a change in its valuation. The Fund may also sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security, or to raise cash.

The Fund may also purchase exchange traded funds (“ETFs”). ETFs track broad indices, some are sector-specific, and others are linked to commodities, currencies, or some other benchmark.

Strategy Portfolio Concentration [Text]	It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund considers Natural Resources and/or Infrastructure focused, which are companies in the Energy, Industrials, Materials and Utilities sectors (as determined by the Global Industry Classification Standard) and otherwise described below.
ICON HEALTH AND INFORMATION TECHNOLOGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a quantitative methodology to identify securities ICON Advisers, Inc. (“ICON”) the Fund’s investment sub-advisor believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology and Health Care sectors (as determined by the Global Industry Classification Standard). There is no minimum or maximum with respect to the amount the Fund may invest in any particular sector.

The Information Technology Sector includes, but is not limited to: Application Software, Communications Equipment, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Internet Services & Infrastructure, IT Consulting & Other Services, Semiconductor Equipment, Semiconductors, Systems Software, Technology Distributors and Technology Hardware, Storage & Peripherals.

The Health Care Sector includes, but is not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals.

This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

ICON’s quantitative methodology calculates intrinsic value using average earnings per share, future earnings growth estimates, beta, and bond yield. This calculated intrinsic value for each individual stock is aggregated by industry and sector which enables ICON to identify value opportunities within industries and sectors. ICON then employs a tactical, rotation-based process that tilts the Fund toward industries and sectors ICON believes will outperform.

Strategy Portfolio Concentration [Text]	It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology and Health Care sectors (as determined by the Global Industry Classification Standard).
ICON UTILITIES AND INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a quantitative methodology to identify securities ICON Advisers, Inc. (“ICON”) the Fund’s investment sub-advisor believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard  ) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities, Renewable Electricity and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

ICON’s quantitative methodology calculates intrinsic value using average earnings per share, future earnings growth estimates, beta, and bond yield. This calculated intrinsic value for each individual stock is aggregated by industry and sector which enables ICON to identify value opportunities within industries and sectors. ICON then employs a tactical, rotation-based process that tilts the Fund toward industries and sectors ICON believes will outperform.

Strategy Portfolio Concentration [Text]	It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard )